Provisions - Disclosure of changes in other provisions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in other provisions [abstract]
Other provisions	€ 19,771	€ 17,179
Additional provisions	14,921
Settlements	(12,302)
Unused amounts	(668)
Translation differences	570
Transfer to Liabilities held for sale	(15)
Change in scope	37
Other	49
Product warranty and recall campaigns
Reconciliation of changes in other provisions [abstract]
Other provisions	9,265	8,222
Additional provisions	4,879
Settlements	(4,094)
Unused amounts	(101)
Translation differences	314
Transfer to Liabilities held for sale	(2)
Change in scope	2
Other	45
Sales incentives
Reconciliation of changes in other provisions [abstract]
Other provisions	3,395	3,008
Additional provisions	6,418
Settlements	(6,013)
Unused amounts	(85)
Translation differences	63
Transfer to Liabilities held for sale	(1)
Change in scope	0
Other	5
Restructuring
Reconciliation of changes in other provisions [abstract]
Other provisions	1,540	1,176
Additional provisions	1,167	678
Settlements	(760)
Unused amounts	(47)
Translation differences	(1)
Transfer to Liabilities held for sale	0
Change in scope	0
Other	5
Legal proceedings and disputes
Reconciliation of changes in other provisions [abstract]
Other provisions	1,198	1,064
Additional provisions	259
Settlements	(519)
Unused amounts	(61)
Translation differences	85
Transfer to Liabilities held for sale	(7)
Change in scope	22
Other	355
Commercial risks
Reconciliation of changes in other provisions [abstract]
Other provisions	2,672	1,733
Additional provisions	1,759
Settlements	(553)
Unused amounts	(129)
Translation differences	86
Transfer to Liabilities held for sale	(4)
Change in scope	3
Other	(223)
Other risks
Reconciliation of changes in other provisions [abstract]
Other provisions	1,701	€ 1,976
Additional provisions	439
Settlements	(363)
Unused amounts	(245)
Translation differences	23
Transfer to Liabilities held for sale	(1)
Change in scope	10
Other	€ (138)